Share-Based Compensation (FY)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 12 - Share-Based Compensation
Restricted Share Plan
The Company has an employee and director incentive restricted share plan (the “RSP”), which provides the Company with the ability to grant awards of restricted shares to the Company’s directors, officers and employees (if the Company ever has employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, the Advisor and its affiliates. The total number of common shares granted under the RSP shall not exceed 5.0% of the Company’s authorized common shares pursuant to the Offering, and in any event, will not exceed 4.0 million shares (as such number may be adjusted for stock splits, stock distributions, combinations and similar events).
Restricted share awards entitle the recipient to receive common shares from the Company under terms that provide for vesting over a specified period of time or upon attainment of pre-established performance objectives. Such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient’s employment or other relationship with the Company. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in common shares shall be subject to the same restrictions as the underlying restricted shares. The fair value of the restricted share awards are expensed over the vesting period.

As of December 31, 2020, the Company had granted 44,876 restricted shares to its independent directors, of which 5,333 were forfeited and 27,823 have vested, leaving a balance of 11,720 unvested restricted shares. As of December 31, 2019, the Company had granted 34,106 restricted shares to its independent directors, of which 5,333 were forfeited and 20,207 have vested, leaving a balance of 8,566 unvested restricted shares. The compensation expense associated with the restricted share grants was $0.2 million, $0.2 million and $0.2 million, for the years ended December 31, 2020, 2019 and 2018, respectively and are included within Other expenses line on the consolidated statements of operations.